Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net, consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Lab equipment	$705	$706
Leasehold improvements	1,090	1,090
Computer hardware and software	189	141
Furniture and fixtures	160	160

Property and equipment, gross	2,144	2,097
Less: Accumulated depreciation and amortization	(1,119)	(665)

Property and equipment, net	$1,025	$1,432